Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payables		$ 271,265	$ 108,407
Accrued professional fees		82,100	52,219
Accrued audit fees		0	14,035
Reimbursable payables	[1]	2,159,978	516,645
Accrued occupancy expenses		23,100	0
Accrued expenses and other liabilities		$ 2,536,443	$ 691,306

[1]	Reimbursable payables primarily consist of expenses paid on behalf of due to Guangzhou 3E Network and Guangzhou Sanyi Network.